MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	¥ 26,896
Balance as of end of year	34,268	¥ 26,896
Cost [member]
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	36,908	34,407
Additions	11,837	2,670
Decreases	(132)	(169)
Balance as of end of year	48,613	36,908
Accumulated amortization [member]
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	(10,012)	(8,310)
Additions	4,361	1,777
Decreases	(28)	(75)
Balance as of end of year	¥ (14,345)	¥ (10,012)